CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 36,458,000	$ 283,000	$ 300,000
Match funded advances	430,040,000
PREPAID EXPENSES AND OTHER ASSETS		2,860,003	13,750
Notes receivable - Rights to MSRs	70,175,000
Other assets	23,986,000	2,860,000
TOTAL ASSETS	560,659,000	3,143,000	313,750
LIABILITIES
Match funded liabilities	368,467,000
Accrued expenses		1,647,052	31,326
Dividends payable	1,420,000
Due to affiliates		1,487,090
Other liabilities	8,696,000	3,134,000
TOTAL LIABILITIES	378,583,000	3,134,000	31,326
COMMITMENTS AND CONTINGENCIES
Equity
Equity - value	142,000	200	200
Additional paid-in capital	179,285,000	300,000	300,000
Deficit accumulated during the development stage	3,214,000	(291,000)	(17,576)
Accumulated other comprehensive income (loss)	(565,000)
Total equity	182,076,000	9,000	282,000
Total liabilities and equity	$ 560,659,000	$ 3,143,000	$ 313,750